Document and Entity Information	Jan. 23, 2018
Prospectus:
Document Type	497
Document Period End Date	Jan. 23, 2018
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Jan. 23, 2018
Document Effective Date	Jan. 23, 2018
Prospectus Date	Apr. 30, 2017
No Load Class Prospectus | Kinetics Internet Fund | No Load Class
Prospectus:
Trading Symbol	WWWFX
No Load Class Prospectus | Kinetics Global Fund | No Load Class
Prospectus:
Trading Symbol	WWWEX
No Load Class Prospectus | Kinetics Paradigm Fund | No Load Class
Prospectus:
Trading Symbol	WWNPX
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KSCOX
No Load Class Prospectus | Kinetics Market Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KMKNX
Institutional Class Prospectus | Kinetics Paradigm Fund | Institutional Class
Prospectus:
Trading Symbol	KNPYX
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KSCYX
Institutional Class Prospectus | Kinetics Market Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KMKYX
Advisor Class A Prospectus | Kinetics Internet Fund | Advisor Class A
Prospectus:
Trading Symbol	KINAX
Advisor Class A Prospectus | Kinetics Global Fund | Advisor Class A
Prospectus:
Trading Symbol	KGLAX
Advisor Class A Prospectus | Kinetics Paradigm Fund | Advisor Class A
Prospectus:
Trading Symbol	KNPAX
Advisor Class A Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KSOAX
Advisor Class A Prospectus | Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Advisor Class C Prospectus | Kinetics Internet Fund | Advisor Class C
Prospectus:
Trading Symbol	KINCX
Advisor Class C Prospectus | Kinetics Global Fund | Advisor Class C
Prospectus:
Trading Symbol	KGLCX
Advisor Class C Prospectus | Kinetics Paradigm Fund | Advisor Class C
Prospectus:
Trading Symbol	KNPCX
Advisor Class C Prospectus | Kinetics Small Cap Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KSOCX
Advisor Class C Prospectus | Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX